VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 40.2%
		Basic Materials: 1.6%
300,000		DowDuPont, Inc., 4.205%, 11/15/2023	$314,019	0.2
175,000		DowDuPont, Inc., 4.493%, 11/15/2025	186,718	0.1
25,000		DowDuPont, Inc., 5.419%, 11/15/2048	28,427	0.0
125,000	(1)	Glencore Funding LLC, 4.125%, 03/12/2024	126,455	0.1
415,000	(1)	Glencore Funding LLC, 4.625%, 04/29/2024	429,082	0.3
125,000		Huntsman International LLC, 4.500%, 05/01/2029	124,683	0.1
200,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/2025	203,000	0.1
75,000		Sherwin-Williams Co/The, 2.750%, 06/01/2022	74,605	0.0
75,000		Sherwin-Williams Co/The, 3.125%, 06/01/2024	74,615	0.0
200,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	196,855	0.1
475,000	(1)	Syngenta Finance NV, 3.698%, 04/24/2020	476,824	0.3
495,000	(1)	Syngenta Finance NV, 3.933%, 04/23/2021	497,568	0.3
51,000		Vale Overseas Ltd., 6.250%, 08/10/2026	55,692	0.0
			2,788,543	1.6

		Communications: 5.6%
150,000		Amazon.com, Inc., 3.875%, 08/22/2037	156,902	0.1
425,000		AT&T, Inc., 3.000%, 06/30/2022	427,197	0.2
450,000		AT&T, Inc., 3.600%, 02/17/2023	459,141	0.3
325,000		AT&T, Inc., 3.800%, 03/15/2022	333,663	0.2
525,000		AT&T, Inc., 4.250%, 03/01/2027	540,875	0.3
175,000		AT&T, Inc., 5.150%, 03/15/2042	179,629	0.1
150,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	151,133	0.1
350,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	362,383	0.2
300,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.500%, 02/01/2024	312,684	0.2
400,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	422,166	0.2
50,000		Comcast Corp., 3.150%, 02/15/2028	49,041	0.0
60,000		Comcast Corp., 3.300%, 02/01/2027	59,893	0.0
675,000		Comcast Corp., 3.700%, 04/15/2024	697,836	0.4
150,000		Comcast Corp., 4.150%, 10/15/2028	158,284	0.1
250,000		Comcast Corp., 4.250%, 10/15/2030	266,131	0.2
125,000	(1)	Fox Corp., 4.030%, 01/25/2024	129,782	0.1
100,000	(1)	Fox Corp., 4.709%, 01/25/2029	107,159	0.1
200,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	195,500	0.1
500,000		Level 3 Financing, Inc., 5.625%, 02/01/2023	506,875	0.3
193,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	200,598	0.1
230,000		Nokia OYJ, 4.375%, 06/12/2027	228,275	0.1
175,000		Sprint Corp., 7.875%, 09/15/2023	184,187	0.1
175,000		Telefonica Emisiones SAU, 4.570%, 04/27/2023	184,609	0.1
350,000		Telefonica Emisiones SAU, 5.462%, 02/16/2021	366,124	0.2
275,000		Time Warner Cable LLC, 4.125%, 02/15/2021	279,421	0.2
50,000		Time Warner Cable LLC, 5.875%, 11/15/2040	52,117	0.0
100,000		Verizon Communications, Inc., 3.875%, 02/08/2029	102,904	0.1
25,000		Verizon Communications, Inc., 4.125%, 08/15/2046	24,310	0.0
241,000		Verizon Communications, Inc., 4.329%, 09/21/2028	255,743	0.1
392,000		Verizon Communications, Inc., 5.012%, 04/15/2049	429,757	0.3

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
150,000		Verizon Communications, Inc., 5.250%, 03/16/2037	$169,356	0.1
600,000		Vodafone Group PLC, 3.750%, 01/16/2024	605,702	0.4
550,000	(1)	Walt Disney Co/The, 4.000%, 10/01/2023	575,023	0.3
100,000	(1)	Walt Disney Co/The, 6.150%, 03/01/2037	130,356	0.1
350,000	(1)	Wind Tre SpA, 5.000%, 01/20/2026	320,250	0.2
			9,625,006	5.6

		Consumer, Cyclical: 0.8%
200,000		Dollar Tree, Inc., 4.000%, 05/15/2025	202,482	0.1
250,000		Home Depot, Inc./The, 3.900%, 12/06/2028	266,298	0.2
300,000		MGM Resorts International, 6.625%, 12/15/2021	321,375	0.2
350,000		Starbucks Corp., 3.800%, 08/15/2025	361,268	0.2
150,000		Walmart, Inc., 4.050%, 06/29/2048	160,183	0.1
			1,311,606	0.8

		Consumer, Non-cyclical: 7.1%
425,000		AbbVie, Inc., 3.375%, 11/14/2021	429,973	0.2
300,000		AbbVie, Inc., 3.750%, 11/14/2023	308,284	0.2
400,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/2023	404,500	0.2
150,000		Aetna, Inc., 2.800%, 06/15/2023	147,457	0.1
325,000		Altria Group, Inc., 3.800%, 02/14/2024	331,147	0.2
150,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	150,280	0.1
150,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	150,970	0.1
800,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	813,809	0.5
100,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	96,537	0.0
425,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	452,952	0.3
200,000	(1)	Bacardi Ltd., 5.300%, 05/15/2048	192,343	0.1
320,000		BAT Capital Corp., 3.222%, 08/15/2024	313,254	0.2
100,000	(1)	Bausch Health Americas, Inc., 9.250%, 04/01/2026	109,680	0.1
150,000	(1)	Bausch Health Cos, Inc., 9.000%, 12/15/2025	163,508	0.1
350,000	(1)	Bayer US Finance II LLC, 3.875%, 12/15/2023	353,024	0.2
325,000	(1)	Bayer US Finance II LLC, 4.250%, 12/15/2025	329,001	0.2
525,000		Becton Dickinson and Co., 2.894%, 06/06/2022	522,476	0.3
100,000		Becton Dickinson and Co., 3.363%, 06/06/2024	100,180	0.1
357,000		Becton Dickinson and Co., 3.476%, (US0003M + 0.875%), 12/29/2020	357,038	0.2
75,000		Becton Dickinson and Co., 4.669%, 06/06/2047	78,763	0.0
125,000		Becton Dickinson and Co., 4.685%, 12/15/2044	129,380	0.1
225,000		Celgene Corp., 3.875%, 08/15/2025	231,183	0.1
150,000		Celgene Corp., 3.900%, 02/20/2028	153,418	0.1
900,000	(1)	Cigna Corp., 3.750%, 07/15/2023	923,712	0.5
400,000		Constellation Brands, Inc., 3.384%, (US0003M + 0.700%), 11/15/2021	400,245	0.2
100,000		Constellation Brands, Inc., 3.700%, 12/06/2026	99,829	0.1
250,000		Constellation Brands, Inc., 4.400%, 11/15/2025	262,875	0.1
600,000		CVS Health Corp., 3.375%, 08/12/2024	596,142	0.3
275,000		CVS Health Corp., 3.500%, 07/20/2022	278,747	0.2
75,000		CVS Health Corp., 3.875%, 07/20/2025	76,017	0.0
225,000		CVS Health Corp., 4.780%, 03/25/2038	223,472	0.1
100,000		CVS Health Corp., 5.050%, 03/25/2048	100,945	0.1
50,000		CVS Health Corp., 5.125%, 07/20/2045	51,066	0.0
400,000		DaVita, Inc., 5.125%, 07/15/2024	396,000	0.2
100,000	(1)	Elanco Animal Health, Inc., 4.272%, 08/28/2023	103,168	0.1
250,000		HCA, Inc., 5.875%, 02/15/2026	270,625	0.2
275,000	(1)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	283,137	0.2
75,000	(1)	Mars, Inc., 2.700%, 04/01/2025	74,730	0.0
150,000	(1)	Mars, Inc., 3.200%, 04/01/2030	150,353	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer, Non-cyclical: (continued)
	525,000		Pfizer, Inc., 3.450%, 03/15/2029	$539,613	0.3
	300,000	(1)	Post Holdings, Inc., 5.750%, 03/01/2027	302,625	0.2
	200,000	(1)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	203,250	0.1
	100,000		Reynolds American, Inc., 4.450%, 06/12/2025	102,837	0.1
	100,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	102,550	0.1
	200,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	206,750	0.1
	100,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	100,321	0.1
				12,168,166	7.1

			Energy: 5.0%
	100,000		Anadarko Petroleum Corp., 5.550%, 03/15/2026	109,247	0.1
	250,000		BP Capital Markets America, Inc., 4.234%, 11/06/2028	267,875	0.2
	225,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	221,553	0.1
	200,000		Concho Resources, Inc., 4.300%, 08/15/2028	206,658	0.1
	50,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	51,509	0.0
	850,000		Continental Resources, Inc./OK, 4.500%, 04/15/2023	881,281	0.5
	180,000		Devon Energy Corp., 4.750%, 05/15/2042	182,068	0.1
	7,000		Devon Energy Corp., 5.600%, 07/15/2041	7,787	0.0
	97,000		Devon Energy Corp., 5.850%, 12/15/2025	110,226	0.1
	300,000		Energy Transfer Operating L.P., 4.200%, 09/15/2023	310,379	0.2
	125,000		Energy Transfer Operating L.P., 4.650%, 06/01/2021	128,998	0.1
	75,000		Energy Transfer Operating L.P., 4.950%, 06/15/2028	78,805	0.0
	250,000		Energy Transfer Operating L.P., 5.250%, 04/15/2029	268,746	0.2
	150,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	148,080	0.1
	100,000		Energy Transfer Operating L.P., 6.000%, 06/15/2048	108,293	0.1
	675,000		EQM Midstream Partners L.P., 4.750%, 07/15/2023	689,120	0.4
	200,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.500%, 10/01/2025	195,500	0.1
	275,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	278,803	0.2
	250,000		Marathon Oil Corp., 4.400%, 07/15/2027	257,780	0.1
	125,000	(1)	Marathon Petroleum Corp., 3.800%, 04/01/2028	123,994	0.1
	175,000		MPLX L.P., 4.500%, 04/15/2038	166,887	0.1
	100,000		MPLX L.P., 4.700%, 04/15/2048	96,075	0.0
	100,000		MPLX L.P., 4.800%, 02/15/2029	105,417	0.1
	150,000		MPLX L.P., 5.500%, 02/15/2049	160,514	0.1
	50,000		ONEOK, Inc., 4.550%, 07/15/2028	51,803	0.0
	10,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	9,930	0.0
	30,000		Petrobras Global Finance BV, 6.900%, 03/19/2049	29,742	0.0
	240,000	(3),(4)	Petroleos de Venezuela SA, 5.375%, 04/12/2027	54,300	0.0
	1,840,000	(3),(4)	Petroleos de Venezuela SA, 6.000%, 10/28/2022	319,700	0.2
EUR	220,000		Petroleos Mexicanos, 5.125%, 03/15/2023	269,959	0.2
	30,000		Petroleos Mexicanos, 6.350%, 02/12/2048	26,599	0.0
	16,000		Petroleos Mexicanos, 6.375%, 01/23/2045	14,193	0.0
	350,000		Phillips 66, 3.900%, 03/15/2028	356,750	0.2
	100,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	102,949	0.1
	200,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	201,407	0.1
	100,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.850%, 10/15/2023	101,058	0.1
	225,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	230,903	0.1
	200,000		Sabine Pass Liquefaction LLC, 5.625%, 04/15/2023	216,881	0.1
	325,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	357,676	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
100,000		Sabine Pass Liquefaction LLC, 6.250%, 03/15/2022	$108,042	0.1
175,000		Valero Energy Corp., 4.350%, 06/01/2028	182,027	0.1
200,000		Williams Cos, Inc./The, 3.900%, 01/15/2025	204,369	0.1
580,000		Williams Partners L.P., 3.600%, 03/15/2022	588,556	0.3
			8,582,439	5.0

		Financial: 13.4%
275,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/23/2023	270,175	0.2
450,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 07/01/2022	464,647	0.3
150,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.875%, 01/16/2024	156,087	0.1
400,000		American International Group, Inc., 3.900%, 04/01/2026	403,279	0.2
175,000		American International Group, Inc., 4.200%, 04/01/2028	178,077	0.1
125,000		Alexandria Real Estate Equities, Inc., 3.800%, 04/15/2026	126,860	0.1
375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/2023	380,421	0.2
325,000		American Homes 4 Rent L.P., 4.900%, 02/15/2029	336,848	0.2
350,000		American Tower Corp., 3.375%, 05/15/2024	352,212	0.2
200,000		Banco Santander SA, 4.250%, 04/11/2027	200,500	0.1
675,000		Bank of America Corp., 3.248%, 10/21/2027	662,096	0.4
475,000	(5)	Bank of America Corp., 3.864%, 07/23/2024	488,364	0.3
75,000		Bank of America Corp., 4.183%, 11/25/2027	76,346	0.0
225,000		Bank of America Corp., 4.200%, 08/26/2024	233,135	0.1
275,000	(5)	Bank of America Corp., 4.271%, 07/23/2029	286,851	0.2
250,000		Bank of America Corp., 4.450%, 03/03/2026	260,922	0.2
100,000		Bank of America Corp., 6.110%, 01/29/2037	119,074	0.1
500,000	(5)	Barclays PLC, 4.610%, 02/15/2023	511,200	0.3
200,000	(2),(5)	Barclays PLC, 6.625%, 12/31/2199	199,810	0.1
375,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	367,414	0.2
550,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	550,601	0.3
250,000	(1)	BPCE SA, 4.625%, 09/12/2028	261,622	0.2
100,000		CIT Group, Inc., 5.250%, 03/07/2025	106,655	0.1
575,000		Citibank NA, 3.050%, 05/01/2020	577,074	0.3
525,000		Citigroup, Inc., 3.400%, 05/01/2026	522,801	0.3
250,000		Citigroup, Inc., 4.125%, 07/25/2028	251,868	0.1
225,000		Citigroup, Inc., 4.600%, 03/09/2026	235,423	0.1
375,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	376,884	0.2
300,000		Cooperatieve Rabobank UA/NY, 3.195%, (US0003M + 0.430%), 04/26/2021	300,953	0.2
200,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	214,738	0.1
250,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	253,294	0.2
250,000		Credit Suisse Group Funding Guernsey Ltd., 4.550%, 04/17/2026	261,550	0.2
425,000		Crown Castle International Corp., 3.150%, 07/15/2023	425,040	0.3
350,000		Deutsche Bank AG/New York NY, 2.700%, 07/13/2020	346,308	0.2
225,000		GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	218,687	0.1
125,000	(1)	Great-West Lifeco Finance 2018 L.P., 4.047%, 05/17/2028	131,645	0.1
450,000	(5)	HSBC Holdings PLC, 3.262%, 03/13/2023	451,443	0.3
200,000		HSBC Holdings PLC, 3.683%, (US0003M + 1.000%), 05/18/2024	198,467	0.1
325,000	(5)	HSBC Holdings PLC, 3.803%, 03/11/2025	330,143	0.2
325,000		Huntington Bancshares, Inc./OH, 4.000%, 05/15/2025	338,508	0.2
525,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	513,924	0.3
375,000		JPMorgan Chase & Co., 2.972%, 01/15/2023	375,214	0.2
525,000	(5)	JPMorgan Chase & Co., 3.509%, 01/23/2029	522,500	0.3
400,000	(5)	JPMorgan Chase & Co., 3.782%, 02/01/2028	408,166	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
425,000	(5)	JPMorgan Chase & Co., 3.960%, 01/29/2027	$439,952	0.3
975,000	(5)	JPMorgan Chase & Co., 4.023%, 12/05/2024	1,012,675	0.6
175,000		Kilroy Realty L.P., 4.750%, 12/15/2028	186,470	0.1
225,000		Marsh & McLennan Cos, Inc., 4.375%, 03/15/2029	238,589	0.1
50,000		MetLife, Inc., 4.050%, 03/01/2045	50,120	0.0
202,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	202,474	0.1
500,000		Morgan Stanley, 3.700%, 10/23/2024	509,296	0.3
275,000	(5)	Morgan Stanley, 3.737%, 04/24/2024	280,801	0.2
500,000		Morgan Stanley, 4.179%, (US0003M + 1.400%), 10/24/2023	507,985	0.3
25,000		Morgan Stanley, 4.000%, 07/23/2025	25,771	0.0
175,000	(5)	Morgan Stanley, 4.431%, 01/23/2030	184,866	0.1
200,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/2047	194,914	0.1
175,000	(1)	Nuveen LLC, 4.000%, 11/01/2028	187,024	0.1
200,000		Prudential Financial, Inc., 3.878%, 03/27/2028	210,520	0.1
350,000		Royal Bank of Canada, 3.141%, (US0003M + 0.390%), 04/30/2021	351,028	0.2
225,000	(5)	Royal Bank of Scotland Group PLC, 3.498%, 05/15/2023	223,580	0.1
350,000	(5)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	353,851	0.2
525,000	(5)	Royal Bank of Scotland Group PLC, 4.519%, 06/25/2024	537,355	0.3
475,000	(1),(5)	Standard Chartered PLC, 4.247%, 01/20/2023	483,329	0.3
500,000	(5)	SunTrust Bank/Atlanta GA, 2.590%, 01/29/2021	499,034	0.3
200,000	(1),(5)	Swiss Re Finance Luxembourg SA, 5.000%, 04/02/2049	202,899	0.1
100,000	(1)	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/2044	111,880	0.1
225,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	225,030	0.1
250,000		VEREIT Operating Partnership L.P., 4.125%, 06/01/2021	254,289	0.2
300,000		VEREIT Operating Partnership L.P., 4.625%, 11/01/2025	310,755	0.2
750,000		Wells Fargo & Co., 3.000%, 10/23/2026	732,895	0.4
100,000		XLIT Ltd., 4.450%, 03/31/2025	104,268	0.1
			22,869,476	13.4

		Industrial: 1.8%
200,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	211,440	0.1
100,000	(1),(2)	Bombardier, Inc., 7.500%, 03/15/2025	103,375	0.1
25,000		General Electric Co., 2.700%, 10/09/2022	24,566	0.0
75,000		General Electric Co., 3.100%, 01/09/2023	74,604	0.0
200,000	(1)	Mexico City Airport Trust, 5.500%, 10/31/2046	185,520	0.1
200,000		Mexico City Airport Trust, 5.500%, 07/31/2047	185,000	0.1
425,000		Northrop Grumman Corp., 2.930%, 01/15/2025	419,670	0.3
650,000		Northrop Grumman Corp., 3.250%, 01/15/2028	640,070	0.4
75,000		Northrop Grumman Corp., 4.750%, 06/01/2043	81,346	0.1
50,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	51,600	0.0
300,000		Roper Technologies, Inc., 4.200%, 09/15/2028	311,541	0.2
250,000		TransDigm, Inc., 6.375%, 06/15/2026	248,400	0.1
200,000		United Technologies Corp., 3.950%, 08/16/2025	208,039	0.1
150,000		United Technologies Corp., 3.333%, (US0003M + 0.650%), 08/16/2021	150,100	0.1
125,000		United Technologies Corp., 3.350%, 08/16/2021	126,752	0.1
			3,022,023	1.8

		Technology: 3.2%
725,000		Apple, Inc., 2.450%, 08/04/2026	701,097	0.4

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
350,000		Apple, Inc., 2.750%, 01/13/2025	$348,357	0.2
125,000		Apple, Inc., 4.650%, 02/23/2046	141,686	0.1
175,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.650%, 01/15/2023	170,534	0.1
125,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 01/15/2025	119,956	0.1
450,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.000%, 01/15/2022	448,408	0.3
400,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	399,411	0.2
250,000		Broadcom, Inc., 3.063%, 04/15/2026	248,153	0.1
325,000		Broadcom, Inc., 3.094%, 10/15/2024	322,459	0.2
400,000		Broadcom, Inc., 3.125%, 10/15/2022	398,172	0.2
225,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	239,907	0.2
150,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	161,477	0.1
125,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	151,285	0.1
150,000		Fiserv, Inc., 3.800%, 10/01/2023	153,909	0.1
225,000		Fiserv, Inc., 4.200%, 10/01/2028	232,003	0.1
350,000		Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	372,488	0.2
60,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	63,036	0.0
225,000	(1)	Microchip Technology, Inc., 3.922%, 06/01/2021	227,100	0.1
200,000		Micron Technology, Inc., 4.975%, 02/06/2026	203,940	0.1
400,000	(1)	NXP BV / NXP Funding LLC, 3.875%, 09/01/2022	406,652	0.3
			5,510,030	3.2

		Utilities: 1.7%
125,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	127,608	0.1
50,000	(1)	Alliant Energy Finance LLC, 4.250%, 06/15/2028	51,272	0.0
100,000		Berkshire Hathaway Energy Co., 3.250%, 04/15/2028	99,544	0.1
425,000		Duke Energy Corp., 3.150%, 08/15/2027	417,644	0.3
275,000		MidAmerican Energy Co., 3.650%, 04/15/2029	286,738	0.2
225,000		NiSource, Inc., 3.650%, 06/15/2023	229,118	0.1
50,000		NRG Energy, Inc., 5.750%, 01/15/2028	53,188	0.0
400,000		Sempra Energy, 3.287%, (US0003M + 0.500%), 01/15/2021	396,780	0.2
300,000		Southern California Edison Co., 3.700%, 08/01/2025	298,584	0.2
175,000		Southern California Edison Co., 4.200%, 03/01/2029	177,903	0.1
380,000		Southern Co/The, 3.250%, 07/01/2026	373,218	0.2
324,000		Vistra Energy Corp., 7.375%, 11/01/2022	336,960	0.2
			2,848,557	1.7

	Total Corporate Bonds/Notes (Cost $67,800,795)		68,725,846	40.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.1%
216,289		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/2035	189,201	0.1
250,631	(6)	Fannie Mae REMIC Trust 2011-124 SC, 4.065%, (-1.000*US0001M + 6.550%), 12/25/2041	41,403	0.0
758,054	(6)	Freddie Mac 4583 ST, 3.516%, (-1.000*US0001M + 6.000%), 05/15/2046	128,400	0.1
448,625	(6)	Freddie Mac REMIC Trust 4320 SD, 3.616%, (-1.000*US0001M + 6.100%), 07/15/2039	66,432	0.0
272,881	(6)	Freddie Mac Strips Series 304 C45, 3.000%, 12/15/2027	21,483	0.0
1,008,532	(6)	Ginnie Mae 2015-111 IM, 4.000%, 08/20/2045	158,664	0.1
429,381	(6)	Ginnie Mae 2015-119 SN, 3.762%, (-1.000*US0001M + 6.250%), 08/20/2045	65,001	0.0
394,899	(6)	Ginnie Mae 2016-138 GI, 4.000%, 10/20/2046	61,648	0.0
304,342	(6)	Ginnie Mae Series 2010-20 SE, 3.762%, (-1.000*US0001M + 6.250%), 02/20/2040	49,765	0.0

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	66,984	(6)	Ginnie Mae Series 2013-134 DS, 3.612%, (-1.000*US0001M + 6.100%), 09/20/2043	$10,548	0.0
	194,713	(6)	Ginnie Mae Series 2013-152 SG, 3.662%, (-1.000*US0001M + 6.150%), 06/20/2043	30,672	0.0
	442,687	(6)	Ginnie Mae Series 2013-181 SA, 3.612%, (-1.000*US0001M + 6.100%), 11/20/2043	70,551	0.1
	443,048	(6)	Ginnie Mae Series 2013-183 NI, 4.500%, 10/20/2042	44,691	0.0
	640,863	(6)	Ginnie Mae Series 2014-132 SL, 3.612%, (-1.000*US0001M + 6.100%), 10/20/2043	79,103	0.1
	319,860	(6)	Ginnie Mae Series 2014-133 BS, 3.112%, (-1.000*US0001M + 5.600%), 09/20/2044	43,196	0.0
	679,428	(6)	Ginnie Mae Series 2015-110 MS, 3.222%, (-1.000*US0001M + 5.710%), 08/20/2045	89,824	0.1
	203,052	(6)	Ginnie Mae Series 2015-159 HS, 3.712%, (-1.000*US0001M + 6.200%), 11/20/2045	30,115	0.0
	879,029	(6)	Ginnie Mae Series 2015-95 GI, 4.500%, 07/16/2045	182,821	0.1
	436,135	(6)	Ginnie Mae Series 2016-27 IA, 4.000%, 06/20/2045	59,720	0.0
	477,651	(6)	Ginnie Mae Series 2016-4 SM, 3.162%, (-1.000*US0001M + 5.650%), 01/20/2046	67,516	0.1
GBP	313,203		Harben Finance 2017-1X A Plc, 1.659%, (BP0003M + 0.800%), 08/20/2056	408,690	0.3
GBP	505,439		London Wall Mortgage Capital PLC 2017-FL1 A, 1.720%, (BP0003M + 0.850%), 11/15/2049	659,783	0.4
EUR	370,607	(1),(7)	Magnolia Finance XI DAC, 2.750%, (EUR003M + 2.750%), 04/20/2020	415,814	0.2
GBP	129,080		Ripon Mortgages PLC 1X A1, 1.659%, (BP0003M + 0.800%), 08/20/2056	167,821	0.1
GBP	1,113,317		Ripon Mortgages PLC 1X A2, 1.659%, (BP0003M + 0.800%), 08/20/2056	1,447,458	0.9
	250,000	(1)	Station Place Securitization Trust 2015-2 A, 3.039%, (US0001M + 1.050%), 07/15/2019	250,000	0.1
	546,717		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 3.397%, (12MTA + 1.000%), 08/25/2046	514,868	0.3

		Total Collateralized Mortgage Obligations (Cost $5,494,574)		5,355,188	3.1

MUNICIPAL BONDS: 2.3%
			California: 0.6%
	350,000		Bay Area Toll Authority, 7.043%, 04/01/2050	536,175	0.3
	400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/2040	527,092	0.3
				1,063,267	0.6

			Illinois: 1.3%
	924,000		City of Chicago IL, 7.750%, 01/01/2042	1,180,512	0.7
	735,000		State of Illinois, 5.100%, 06/01/2033	722,806	0.4
	55,000		State of Illinois, 6.630%, 02/01/2035	59,737	0.1
	120,000		State of Illinois, 7.350%, 07/01/2035	136,445	0.1
				2,099,500	1.3

			Minnesota: 0.1%
	123,057		Northstar Education Finance, Inc., 1.414%, (US0003M + 0.100%), 04/28/2030	122,608	0.1

			Puerto Rico: 0.3%
	11,000	(8)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 3.330%, 07/01/2024	9,250	0.0
	18,000	(8)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 3.570%, 07/01/2027	13,444	0.0
	18,000	(8)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.030%, 07/01/2029	11,958	0.0
	23,000	(8)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.310%, 07/01/2031	13,635	0.0
	26,000	(8)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.480%, 07/01/2033	13,830	0.0

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
			Puerto Rico: (continued)
	19,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.500%, 07/01/2034	$19,257	0.0
	10,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.550%, 07/01/2040	9,865	0.0
	98,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.550%, 07/01/2040	86,731	0.1
	71,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.750%, 07/01/2053	67,498	0.1
	3,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.750%, 07/01/2053	2,580	0.0
	179,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 07/01/2058	177,308	0.1
	39,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 07/01/2058	34,223	0.0
	247,000	(8)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.700%, 07/01/2046	53,438	0.0
	201,000	(8)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.770%, 07/01/2051	32,054	0.0
				545,071	0.3

		Total Municipal Bonds (Cost $3,666,606)		3,830,446	2.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.6%
	800,000	(1)	Exantas Capital Corp. 2018-RSO6 A Ltd., 3.314%, (US0001M + 0.830%), 06/15/2035	797,009	0.4
	298,242	(1)	TPG Real Estate Finance 2018-FL-1 A Issuer Ltd., 3.234%, (US0001M + 0.750%), 02/15/2035	297,121	0.2

		Total Commercial Mortgage-Backed Securities (Cost $1,098,242)		1,094,130	0.6

SOVEREIGN BONDS: 1.0%
	110,000	(5)	Argentina Government International Bond, 3.750%, 12/31/2038	63,938	0.1
EUR	160,000		Argentine Republic Government International Bond, 3.375%, 01/15/2023	144,549	0.1
EUR	10,000	(5)	Argentine Republic Government International Bond, 3.380%, 12/31/2038	6,367	0.0
EUR	190,000		Argentine Republic Government International Bond, 5.250%, 01/15/2028	157,788	0.1
	230,000		Argentine Republic Government International Bond, 6.875%, 01/11/2048	169,913	0.1
	200,000		Colombia Government International Bond, 5.200%, 05/15/2049	215,460	0.1
MXN	811,700		Mexican Bonos, 6.500%, 06/10/2021	40,760	0.0
MXN	2,257,000		Mexican Bonos, 6.500%, 06/09/2022	112,095	0.1
MXN	434,700		Mexican Bonos, 7.750%, 11/23/2034	21,324	0.0
MXN	19,100		Mexican Bonos, 8.000%, 11/07/2047	935	0.0
MXN	656,800		Mexico Government Bond, 8.000%, 12/07/2023	34,090	0.0
ZAR	990,000		Republic of South Africa Government Bond, 6.250%, 03/31/2036	49,865	0.0
ZAR	300,000		Republic of South Africa Government Bond, 6.500%, 02/28/2041	14,732	0.0
ZAR	1,490,000		Republic of South Africa Government Bond, 7.000%, 02/28/2031	86,594	0.1
ZAR	560,000		Republic of South Africa Government Bond, 8.000%, 01/31/2030	35,801	0.0
ZAR	2,647,000		Republic of South Africa Government Bond, 8.250%, 03/31/2032	168,422	0.1
ZAR	590,000		Republic of South Africa Government Bond, 8.750%, 01/31/2044	37,046	0.0
ZAR	530,000		Republic of South Africa Government Bond, 8.875%, 02/28/2035	34,621	0.0
ZAR	60,000		Republic of South Africa Government Bond, 9.000%, 01/31/2040	3,874	0.0
	280,000		Turkey Government International Bond, 5.125%, 02/17/2028	240,461	0.2

		Total Sovereign Bonds (Cost $1,896,873)		1,638,635	1.0

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 2.9%
		Treasury Inflation Indexed Protected Securities: 2.9%
4,903,545		0.750%, 07/15/2028	$5,017,462	2.9

	Total U.S. Treasury Obligations (Cost $4,784,579)		5,017,462	2.9

ASSET-BACKED SECURITIES: 15.4%
		Other Asset-Backed Securities: 8.2%
1,000,000	(1)	Catamaran CLO 2013-1A AR Ltd., 3.615%, (US0003M + 0.850%), 01/27/2028	992,116	0.6
2,250,000	(1)	CBAM 2018-5A A Ltd., 3.793%, (US0003M + 1.020%), 04/17/2031	2,223,941	1.3
1,300,000	(1)	Crown Point CLO III Ltd. 2015-3A A1AR, 3.697%, (US0003M + 0.910%), 12/31/2027	1,294,766	0.8
800,000	(1)	KREF 2018-FL1 A Ltd., 3.584%, (US0001M + 1.100%), 06/15/2036	798,737	0.5
1,600,000	(1)	Madison Park Funding XXX Ltd. 2018-30A A, 3.537%, (US0003M + 0.750%), 04/15/2029	1,571,997	0.9
1,050,000	(1)	OCP CLO 2015-9A A1R Ltd., 3.587%, (US0003M + 0.800%), 07/15/2027	1,043,623	0.6
600,000	(1)	Orec 2018-CRE1 A Ltd., 3.664%, (US0001M + 1.180%), 06/15/2036	600,002	0.3
280,804	(1)	Ready Capital Mortgage Financing 2018-FL2 A LLC, 3.336%, (US0001M + 0.850%), 06/25/2035	280,251	0.2
2,150,000	(1)	Saranac CLO Ltd 2014-2A A1AR, 3.874%, (US0003M + 1.230%), 11/20/2029	2,145,029	1.2
1,000,000		Soundview Home Loan Trust 2005-2 M6, 3.566%, (US0001M + 1.080%), 07/25/2035	1,011,807	0.6
975,000	(1)	TPG Real Estate Finance 2018-FL2 A Issuer Ltd., 3.614%, (US0001M + 1.130%), 11/15/2037	974,995	0.6
1,110,000	(1)	Tryon Park CLO Ltd. 2013-1A A1SR, 3.677%, (US0003M + 0.890%), 04/15/2029	1,100,758	0.6
			14,038,022	8.2

		Student Loan Asset-Backed Securities: 7.2%
986,753	(1)	Academic Loan Funding Trust 2012-1A A2, 3.586%, (US0001M + 1.100%), 12/27/2044	992,545	0.6
133,908	(1)	Bank of America Student Loan Trust 2010-1A A, 3.571%, (US0003M + 0.800%), 02/25/2043	134,475	0.1
668,440	(1)	ECMC Group Student Loan Trust 2016-1, 3.840%, (US0001M + 1.350%), 07/26/2066	675,590	0.4
1,100,000	(1)	EFS Volunteer No 2 LLC 2012-1 A2, 3.836%, (US0001M + 1.350%), 03/25/2036	1,120,711	0.7
640,755	(1)	EFS Volunteer No 3 LLC 2012-1 A3, 3.486%, (US0001M + 1.000%), 04/25/2033	643,593	0.4
600,000		Montana Higher Education Student Assistance Corp. 2012-1 A3, 3.530%, (US0001M + 1.050%), 07/20/2043	602,931	0.4
1,413,841	(1)	Navient Student Loan Trust 2016-5A A, 3.736%, (US0001M + 1.250%), 06/25/2065	1,434,561	0.8
1,100,000	(1)	Nelnet Student Loan Trust 2006-2 A7, 3.351%, (US0003M + 0.580%), 01/26/2037	1,077,600	0.6
709,634	(1)	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 3.636%, (US0001M + 1.150%), 09/25/2065	721,703	0.4
233,710	(1)	Scholar Funding Trust 2010-A A, 3.515%, (US0003M + 0.750%), 10/28/2041	233,894	0.1
533,342	(1)	SLM Student Loan Trust 2003-1 A5A, 2.721%, (US0003M + 0.110%), 12/15/2032	507,620	0.3
691,710	(1)	SLM Student Loan Trust 2003-7A A5A, 3.811%, (US0003M + 1.200%), 12/15/2033	692,826	0.4
463,773		SLM Student Loan Trust 2005-4 A3, 2.891%, (US0003M + 0.120%), 01/25/2027	461,396	0.3
217,550		SLM Student Loan Trust 2007-1 A5, 2.861%, (US0003M + 0.090%), 01/26/2026	217,200	0.1
735,229		SLM Student Loan Trust 2007-2 A4, 2.831%, (US0003M + 0.060%), 07/25/2022	721,419	0.4

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
351,254		SLM Student Loan Trust 2007-7 A4, 3.101%, (US0003M + 0.330%), 01/25/2022	$345,377	0.2
127,866		SLM Student Loan Trust 2008-2 A3, 3.521%, (US0003M + 0.750%), 04/25/2023	126,689	0.1
352,923		SLM Student Loan Trust 2008-4 A4, 4.421%, (US0003M + 1.650%), 07/25/2022	357,123	0.2
567,331		SLM Student Loan Trust 2008-5 A4, 4.471%, (US0003M + 1.700%), 07/25/2023	575,051	0.3
500,930		SLM Student Loan Trust 2008-6 A4, 3.871%, (US0003M + 1.100%), 07/25/2023	501,336	0.3
201,911		SLM Student Loan Trust 2008-8 A4, 4.271%, (US0003M + 1.500%), 04/25/2023	204,088	0.1
			12,347,728	7.2

	Total Asset-Backed Securities (Cost $26,273,461)		26,385,750	15.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.7%
		Federal Home Loan Mortgage Corporation: 1.3%(9)
74,666		4.000%, 02/01/2041	77,543	0.1
40,806		4.000%, 02/01/2041	42,379	0.0
1,941,076		4.500%, 08/01/2048	2,071,627	1.2
			2,191,549	1.3

		Federal National Mortgage Association: 16.0%(9)
126,632		4.000%, 03/01/2046	130,988	0.1
107,703		4.000%, 03/01/2046	111,419	0.1
161,427		4.000%, 06/01/2046	166,964	0.1
39,614		4.000%, 08/01/2046	40,970	0.0
212,775		4.000%, 10/01/2046	220,062	0.1
46,279		4.000%, 10/01/2046	47,859	0.0
577,204		4.000%, 01/01/2048	604,197	0.4
363,353		4.000%, 02/01/2048	380,306	0.2
812,261		4.000%, 02/01/2048	846,853	0.5
1,081,181		4.000%, 03/01/2048	1,126,781	0.7
958,437		4.000%, 06/01/2048	1,002,132	0.6
952,750		4.000%, 06/01/2048	996,778	0.6
5,000,000	(10)	4.500%, 05/15/2035	5,206,362	3.0
13,000,000	(10)	4.500%, 04/25/2039	13,547,105	7.9
588,929		4.500%, 04/01/2045	627,224	0.4
66,194		4.500%, 05/01/2045	70,733	0.0
178,290		4.500%, 02/01/2046	187,188	0.1
356,115		4.500%, 07/01/2047	375,530	0.2
404,600		4.500%, 07/01/2047	426,702	0.3
171,922		4.500%, 11/01/2047	181,351	0.1
1,000,000	(10)	5.000%, 04/01/2037	1,057,481	0.6
			27,354,985	16.0

		Government National Mortgage Association: 17.4%
2,259,608		4.000%, 10/20/2043	2,351,873	1.4
347,690		4.000%, 07/20/2045	360,938	0.2
258,369		4.000%, 08/20/2045	268,261	0.1
10,978		4.000%, 10/20/2045	11,382	0.0
10,000,000	(10)	4.500%, 04/01/2044	10,386,084	6.1
907,738		4.500%, 02/20/2048	945,588	0.5
923,954		4.500%, 04/20/2048	960,229	0.6
2,445,950		4.500%, 10/20/2048	2,542,932	1.5
4,966,597		4.500%, 12/20/2048	5,183,445	3.0
1,494,337		4.500%, 01/20/2049	1,554,336	0.9
132,928		5.000%, 11/20/2048	139,345	0.1
3,851,676		5.000%, 01/20/2049	4,035,919	2.4
997,590		5.000%, 02/20/2049	1,047,615	0.6
			29,787,947	17.4

	Total U.S. Government Agency Obligations (Cost $59,049,281)		59,334,481	34.7

	Total Long-Term Investments (Cost $170,064,411)		171,381,938	100.2

SHORT-TERM INVESTMENTS: 17.8%
		Commercial Paper: 1.2%
1,300,000		VW Credit, Inc., 3.000%, 07/08/2019	1,289,503	0.8
750,000		VW Credit, Inc., 3.220%, 12/06/2019	733,809	0.4
			2,023,312	1.2

		Securities Lending Collateral(11): 0.3%
523,314		RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $523,428, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $533,780, due 04/11/19-09/09/49)
		(Cost $523,314)	523,314	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 16.3%
27,879,130	(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360% (Cost $27,879,130)	27,879,130	16.3

	Total Short-Term Investments (Cost $30,423,862)		30,425,756	17.8

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Total Investments in Securities (Cost $200,488,273)	$201,807,694	118.0
Liabilities in Excess of Other Assets	(30,823,542)	(18.0)
Net Assets	$170,984,152	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2019, the Portfolio held restricted securities with a fair value of $374,000 or 0.2% of net assets. Please refer to the table below for additional details.
(5)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2019.
(9)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(10)	Settlement is on a when-issued or delayed-delivery basis.
(11)	Represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of March 31, 2019.

EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
BP0003M	3-month GBP-LIBOR
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$68,725,846	$–	$68,725,846
Collateralized Mortgage Obligations	–	4,939,374	415,814	5,355,188
Municipal Bonds	–	3,830,446	–	3,830,446
Commercial Mortgage-Backed Securities	–	1,094,130	–	1,094,130

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
U.S. Treasury Obligations	$–	$5,017,462	$–	$5,017,462
Asset-Backed Securities	–	26,385,750	–	26,385,750
U.S. Government Agency Obligations	13,547,105	45,787,376	–	59,334,481
Sovereign Bonds	–	1,638,635	–	1,638,635
Short-Term Investments	27,879,130	2,546,626	–	30,425,756
Total Investments, at fair value	$41,426,235	$159,965,645	$415,814	$201,807,694
Other Financial Instruments+
Centrally Cleared Swaps	–	745,003	–	745,003
Forward Foreign Currency Contracts	–	457,494	–	457,494
Futures	996,997	–	–	996,997
Total Assets	$42,423,232	$161,168,142	$415,814	$204,007,188
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(526,781)	$–	$(526,781)
Forward Foreign Currency Contracts	–	(429,192)	–	(429,192)
Futures	(216,942)	–	–	(216,942)
OTC Swaps	–	(142,306)	–	(142,306)
Sales Commitments	–	(4,120,742)	–	(4,120,742)
Total Liabilities	$(216,942)	$(5,219,021)	$–	$(5,435,963)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2019, VY® Goldman Sachs Bond Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	5/15/2017	$619,558	$319,700
Petroleos de Venezuela SA	8/15/2017	76,847	54,300
		$696,405	$374,000

At March 31, 2019, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	317,900	INR	21,936,284	Bank of America N.A.	04/02/19	$1,244
USD	105,923	BRL	399,846	Bank of America N.A.	04/02/19	3,800
BRL	595,772	USD	155,901	Bank of America N.A.	04/02/19	(3,738)
USD	1,205,311	INR	83,232,769	Bank of America N.A.	04/02/19	3,828
INR	21,936,284	USD	310,014	Bank of America N.A.	04/02/19	6,641
INR	83,232,769	USD	1,206,206	Bank of America N.A.	04/02/19	(4,722)
IDR	2,220,192,213	USD	156,066	Bank of America N.A.	04/05/19	(235)
PHP	11,956,858	USD	225,537	Bank of America N.A.	04/12/19	1,681
INR	83,232,769	USD	1,202,004	Bank of America N.A.	04/22/19	(5,576)
IDR	4,345,914,209	USD	307,219	Bank of America N.A.	04/25/19	(3,248)
SGD	130,646	USD	96,885	Bank of America N.A.	06/19/19	(341)
HUF	31,167,834	EUR	96,953	Bank of America N.A.	06/19/19	(184)
EUR	269,107	USD	303,761	Bank of America N.A.	06/19/19	(68)
USD	424,293	SGD	574,942	Bank of America N.A.	06/19/19	(572)
ZAR	336,311	USD	23,049	Bank of America N.A.	06/19/19	39
AUD	1,273,776	USD	903,479	Bank of America N.A.	06/19/19	2,295
EUR	127,198	GBP	109,623	Bank of America N.A.	06/19/19	300
SGD	278,875	USD	206,772	Bank of America N.A.	06/19/19	(692)
EUR	138,961	PLN	599,748	Bank of America N.A.	06/19/19	326
USD	157,072	ZAR	2,270,293	Bank of America N.A.	06/19/19	1,214
USD	249,035	AUD	349,669	Bank of America N.A.	06/19/19	388
USD	156,011	MXN	3,053,326	Bank of America N.A.	06/19/19	687

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
USD	397,000	SGD	537,500	Bank of America N.A.	06/19/19	$(197)
USD	155,909	MXN	3,023,843	Bank of America N.A.	06/19/19	2,084
MXN	14,869,374	USD	754,044	Bank of America N.A.	06/19/19	2,371
USD	314,045	GBP	237,019	Bank of America N.A.	06/19/19	4,121
USD	313,070	JPY	34,427,094	Bank of America N.A.	06/19/19	516
MXN	2,976,848	USD	155,950	Bank of America N.A.	06/19/19	(4,516)
USD	156,089	MXN	3,010,027	Bank of America N.A.	06/19/19	2,967
USD	155,073	COP	482,276,315	Barclays Bank PLC	04/01/19	3,796
USD	155,118	COP	477,141,799	Barclays Bank PLC	04/01/19	5,451
BRL	801,074	USD	211,505	Barclays Bank PLC	04/02/19	(6,906)
USD	154,901	BRL	597,530	Barclays Bank PLC	04/02/19	2,289
USD	118,054	CLP	77,974,667	Barclays Bank PLC	04/04/19	3,470
USD	92,916	CLP	60,525,756	Barclays Bank PLC	04/04/19	3,974
USD	88,221	CLP	57,969,783	Barclays Bank PLC	04/04/19	3,034
CLP	41,475,650	USD	61,876	Barclays Bank PLC	04/04/19	(928)
CLP	116,886,893	USD	179,809	Barclays Bank PLC	04/04/19	(8,044)
CLP	61,348,138	USD	92,980	Barclays Bank PLC	04/04/19	(2,829)
MYR	1,019,887	USD	250,267	Barclays Bank PLC	04/05/19	(438)
TWD	67,541,186	USD	2,202,981	Barclays Bank PLC	04/11/19	(11,810)
COP	628,427,344	USD	203,152	Barclays Bank PLC	04/15/19	(6,189)
USD	61,914	RUB	4,023,589	Barclays Bank PLC	04/15/19	724
USD	69,343	RUB	4,476,962	Barclays Bank PLC	04/15/19	1,258
USD	231,147	RUB	15,270,943	Barclays Bank PLC	04/15/19	(1,090)
RUB	10,070,690	USD	156,098	Barclays Bank PLC	04/15/19	(2,946)
USD	247,488	RUB	16,039,687	Barclays Bank PLC	04/15/19	1,781
USD	154,545	RUB	10,206,141	Barclays Bank PLC	04/15/19	(667)
RUB	4,991,259	USD	76,677	Barclays Bank PLC	04/15/19	(771)
USD	76,201	COP	240,186,939	Barclays Bank PLC	04/15/19	922
USD	85,945	RUB	5,669,192	Barclays Bank PLC	04/15/19	(271)
CLP	62,078,766	USD	92,877	Barclays Bank PLC	04/18/19	(1,650)
CLP	104,901,133	USD	156,126	Barclays Bank PLC	04/18/19	(1,971)
KRW	173,940,583	USD	155,069	Barclays Bank PLC	04/18/19	(1,932)
USD	396,370	KRW	445,242,000	Barclays Bank PLC	04/18/19	4,380
KRW	234,002,678	USD	206,762	Barclays Bank PLC	04/18/19	(747)
USD	62,034	KRW	69,974,025	Barclays Bank PLC	04/18/19	429
USD	247,488	TWD	7,628,070	Barclays Bank PLC	04/29/19	(365)
USD	424,293	TWD	13,092,417	Barclays Bank PLC	04/29/19	(348)
COP	236,759,849	USD	74,266	Barclays Bank PLC	05/02/19	949
GBP	236,984	USD	311,393	Barclays Bank PLC	06/19/19	(1,514)
USD	155,131	JPY	16,998,569	Barclays Bank PLC	06/19/19	806
USD	67,612	TRY	385,488	Barclays Bank PLC	06/19/19	3,223
USD	218,016	ZAR	3,133,426	Barclays Bank PLC	06/19/19	2,903
USD	155,947	JPY	17,107,261	Barclays Bank PLC	06/19/19	635
EUR	138,037	USD	157,714	Barclays Bank PLC	06/19/19	(1,832)
USD	313,984	SGD	424,533	Barclays Bank PLC	06/19/19	267
USD	77,509	JPY	8,492,344	Barclays Bank PLC	06/19/19	409
JPY	212,626,481	USD	1,918,738	Barclays Bank PLC	06/19/19	11,639
USD	424,293	CNH	2,862,835	Barclays Bank PLC	06/19/19	(1,443)
USD	68,057	TRY	391,342	Barclays Bank PLC	06/19/19	2,690
JPY	8,530,013	USD	77,509	Barclays Bank PLC	06/19/19	(67)
USD	92,894	TRY	534,961	Barclays Bank PLC	06/19/19	3,538
EUR	136,826	ZAR	2,252,217	Barclays Bank PLC	06/19/19	(102)
GBP	354,947	EUR	412,625	Barclays Bank PLC	06/19/19	(1,844)
USD	627,904	SGD	847,537	Barclays Bank PLC	06/19/19	1,599
ZAR	2,276,593	USD	156,082	Barclays Bank PLC	06/19/19	209
ZAR	2,279,341	USD	155,957	Barclays Bank PLC	06/19/19	522
ZAR	1,930,476	USD	132,115	Barclays Bank PLC	06/19/19	414
GBP	463,455	EUR	537,121	Barclays Bank PLC	06/19/19	4,074
MXN	3,075,811	USD	156,926	Barclays Bank PLC	06/19/19	(457)
ZAR	2,265,728	USD	156,014	Barclays Bank PLC	06/19/19	(469)
USD	247,488	SGD	335,065	Barclays Bank PLC	06/19/19	(241)
COP	1,019,401,262	USD	321,157	Citibank N.A.	04/01/19	(1,398)
USD	289,576	INR	19,981,849	Citibank N.A.	04/02/19	1,134
INR	19,981,849	USD	278,761	Citibank N.A.	04/02/19	9,682
USD	156,030	BRL	596,433	Citibank N.A.	04/02/19	3,698
USD	68,920	BRL	257,932	Citibank N.A.	04/02/19	3,043
BRL	266,951	USD	69,509	Citibank N.A.	04/02/19	(1,329)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
ARS	3,705,479	USD	89,678	Citibank N.A.	04/03/19	$(4,336)
USD	720,311	CLP	488,803,252	Citibank N.A.	04/04/19	2,014
CLP	538,202,134	USD	806,658	Citibank N.A.	04/04/19	(15,769)
USD	153,964	KRW	174,517,923	Citibank N.A.	04/05/19	236
GBP	264,000	USD	344,678	Citibank N.A.	04/12/19	(656)
COP	449,326,709	USD	140,557	Citibank N.A.	04/15/19	272
USD	93,082	COP	289,461,592	Citibank N.A.	04/15/19	2,358
KRW	174,517,923	USD	154,019	Citibank N.A.	04/18/19	(374)
KRW	1,895,508,884	USD	1,685,871	Citibank N.A.	04/18/19	(17,071)
CLP	488,803,252	USD	720,290	Citibank N.A.	04/18/19	(1,978)
USD	61,987	ARS	2,583,620	Citibank N.A.	04/22/19	3,947
IDR	2,252,253,015	USD	157,116	Citibank N.A.	04/25/19	415
USD	272,147	MXN	5,242,069	Citibank N.A.	04/25/19	3,077
EUR	336,457	USD	385,132	Citibank N.A.	04/26/19	(6,945)
JPY	7,631,273	USD	69,060	Citibank N.A.	06/19/19	223
EUR	219,864	SEK	2,294,394	Citibank N.A.	06/19/19	37
JPY	17,346,847	USD	156,533	Citibank N.A.	06/19/19	955
EUR	136,913	NOK	1,332,204	Citibank N.A.	06/19/19	(318)
NZD	227,936	USD	158,126	Citibank N.A.	06/19/19	(2,665)
AUD	218,889	USD	156,628	Citibank N.A.	06/19/19	(978)
GBP	127,436	USD	168,593	Citibank N.A.	06/19/19	(1,958)
GBP	65,712	USD	87,601	Citibank N.A.	06/19/19	(1,677)
EUR	137,030	SEK	1,430,648	Citibank N.A.	06/19/19	(49)
EUR	275,080	GBP	237,842	Citibank N.A.	06/19/19	(357)
GBP	74,747	EUR	86,961	Citibank N.A.	06/19/19	(466)
JPY	16,068,676	USD	144,897	Citibank N.A.	06/19/19	986
AUD	140,960	EUR	87,777	Citibank N.A.	06/19/19	1,111
CAD	4,642,853	USD	3,477,662	Citibank N.A.	06/19/19	3,468
USD	106,069	AUD	149,350	Citibank N.A.	06/19/19	(133)
USD	88,728	JPY	9,711,626	Citibank N.A.	06/19/19	559
USD	135,378	TRY	806,855	Citibank N.A.	06/19/19	608
USD	247,488	CNH	1,664,504	Citibank N.A.	06/19/19	(65)
NZD	245,611	USD	168,518	Citibank N.A.	06/19/19	(1,003)
NOK	584,887	USD	68,709	Citibank N.A.	06/19/19	(688)
JPY	17,173,301	USD	155,870	Citibank N.A.	06/19/19	41
NOK	6,587,311	EUR	674,432	Citibank N.A.	06/19/19	4,462
NZD	99,909	USD	68,760	Citibank N.A.	06/19/19	(618)
USD	69,103	GBP	52,128	Citibank N.A.	06/19/19	941
USD	75,267	SEK	696,164	Citibank N.A.	06/19/19	(58)
USD	156,044	MXN	3,059,440	Citibank N.A.	06/19/19	408
CHF	68,632	USD	68,957	Citibank N.A.	06/19/19	489
GBP	65,215	CAD	115,372	Citibank N.A.	06/19/19	(1,229)
USD	113,095	EUR	98,942	Citibank N.A.	06/19/19	1,361
PLN	2,849,510	EUR	659,487	Citibank N.A.	06/19/19	(711)
SEK	1,172,867	USD	127,453	Citibank N.A.	06/19/19	(550)
USD	61,904	TRY	355,552	Citibank N.A.	06/19/19	2,515
PLN	595,259	EUR	137,888	Citibank N.A.	06/19/19	(286)
USD	94,038	COP	293,357,553	Credit Suisse International	04/01/19	2,020
USD	155,026	COP	482,406,433	Credit Suisse International	04/01/19	3,708
CLP	136,001,465	USD	204,219	Credit Suisse International	04/04/19	(4,364)
USD	155,011	CLP	100,576,112	Credit Suisse International	04/04/19	7,215
RUB	6,149,149	USD	95,395	Credit Suisse International	04/11/19	(1,819)
USD	318,962	RUB	20,689,637	Credit Suisse International	04/15/19	2,025
RUB	13,320,418	USD	206,362	Credit Suisse International	04/15/19	(3,788)
RUB	4,577,393	USD	69,083	Credit Suisse International	04/15/19	529
USD	92,948	COP	290,676,593	Credit Suisse International	04/15/19	1,844
USD	570,366	COP	1,794,370,584	Deutsche Bank AG	04/01/19	7,520
USD	165,845	INR	11,443,923	Deutsche Bank AG	04/02/19	649
USD	132,150	INR	9,255,160	Deutsche Bank AG	04/02/19	(1,450)
INR	9,255,160	USD	134,125	Deutsche Bank AG	04/02/19	(525)
USD	1,288,916	BRL	5,055,130	Deutsche Bank AG	04/02/19	(2,189)
BRL	588,269	USD	155,011	Deutsche Bank AG	04/02/19	(4,765)
INR	11,443,923	USD	159,871	Deutsche Bank AG	04/02/19	5,324
USD	231,238	INR	16,114,962	Deutsche Bank AG	04/02/19	(1,385)
INR	16,114,962	USD	233,537	Deutsche Bank AG	04/02/19	(914)
USD	545,943	ZAR	7,643,099	Deutsche Bank AG	04/03/19	16,293
USD	100,602	CLP	66,799,974	Deutsche Bank AG	04/04/19	2,440

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
KRW	174,517,923	USD	155,076	Deutsche Bank AG	04/05/19	$(1,348)
USD	638,701	TWD	19,684,768	Deutsche Bank AG	04/08/19	62
TWD	4,751,010	USD	154,063	Deutsche Bank AG	04/08/19	75
USD	61,920	COP	195,977,591	Deutsche Bank AG	04/15/19	497
COP	1,794,370,584	USD	569,913	Deutsche Bank AG	04/15/19	(7,518)
COP	197,115,613	USD	61,908	Deutsche Bank AG	04/15/19	(128)
USD	93,018	CLP	62,042,706	Deutsche Bank AG	04/18/19	1,844
INR	10,793,838	USD	156,070	Deutsche Bank AG	04/22/19	(914)
TWD	19,684,768	USD	639,301	Deutsche Bank AG	04/29/19	(843)
USD	186,038	KRW	211,159,131	Deutsche Bank AG	04/30/19	(366)
BRL	5,055,130	USD	1,286,391	Deutsche Bank AG	05/03/19	2,138
ARS	14,618,913	USD	331,419	Deutsche Bank AG	05/28/19	(18,318)
PLN	3,734,477	EUR	867,641	Deutsche Bank AG	06/19/19	(4,703)
GBP	120,734	EUR	140,074	Deutsche Bank AG	06/19/19	(311)
JPY	34,627,233	EUR	277,956	Deutsche Bank AG	06/19/19	480
GBP	235,774	EUR	275,133	Deutsche Bank AG	06/19/19	(2,406)
ZAR	902,857	USD	62,066	Deutsche Bank AG	06/19/19	(84)
USD	312,856	CAD	417,008	Deutsche Bank AG	06/19/19	190
USD	313,087	JPY	34,438,950	Deutsche Bank AG	06/19/19	425
USD	124,017	EUR	108,878	Deutsche Bank AG	06/19/19	1,063
EUR	437,501	PLN	1,886,779	Deutsche Bank AG	06/19/19	1,405
EUR	139,155	AUD	222,228	Deutsche Bank AG	06/19/19	(879)
AUD	221,023	USD	157,450	Deutsche Bank AG	06/19/19	(281)
ZAR	3,596,032	USD	246,038	Deutsche Bank AG	06/19/19	833
AUD	695,796	USD	494,341	Deutsche Bank AG	06/19/19	435
CZK	9,499,436	USD	420,001	Deutsche Bank AG	06/19/19	(6,273)
EUR	139,855	JPY	17,359,889	Deutsche Bank AG	06/19/19	330
USD	5,994,831	EUR	5,263,148	Deutsche Bank AG	06/19/19	51,254
EUR	136,901	USD	156,441	Deutsche Bank AG	06/19/19	(1,842)
USD	155,984	COP	481,038,441	JPMorgan Chase Bank N.A.	04/01/19	5,095
COP	2,991,189,863	USD	971,039	JPMorgan Chase Bank N.A.	04/01/19	(32,783)
USD	327,624	INR	22,607,294	JPMorgan Chase Bank N.A.	04/02/19	1,283
INR	11,008,221	USD	159,531	JPMorgan Chase Bank N.A.	04/02/19	(625)
USD	154,927	INR	11,008,221	JPMorgan Chase Bank N.A.	04/02/19	(3,979)
BRL	606,136	USD	156,088	JPMorgan Chase Bank N.A.	04/02/19	(1,278)
BRL	268,704	USD	69,938	JPMorgan Chase Bank N.A.	04/02/19	(1,310)
INR	22,607,294	USD	315,965	JPMorgan Chase Bank N.A.	04/02/19	10,376
USD	84,697	ARS	3,705,479	JPMorgan Chase Bank N.A.	04/03/19	(645)
USD	93,096	CLP	60,446,941	JPMorgan Chase Bank N.A.	04/04/19	4,269
USD	105,929	CLP	70,686,448	JPMorgan Chase Bank N.A.	04/04/19	2,055
USD	309,634	IDR	4,423,118,853	JPMorgan Chase Bank N.A.	04/05/19	(816)
IDR	2,202,926,640	USD	154,964	JPMorgan Chase Bank N.A.	04/05/19	(345)
TWD	11,942,312	USD	388,065	JPMorgan Chase Bank N.A.	04/08/19	(617)
USD	231,629	TWD	7,125,906	JPMorgan Chase Bank N.A.	04/11/19	450
USD	600,000	TWD	18,366,000	JPMorgan Chase Bank N.A.	04/11/19	4,170
PHP	8,291,067	USD	156,047	JPMorgan Chase Bank N.A.	04/12/19	1,510
RUB	115,733,571	USD	1,734,902	JPMorgan Chase Bank N.A.	04/15/19	25,147
USD	168,211	CLP	113,811,488	JPMorgan Chase Bank N.A.	04/18/19	(1,955)
USD	235,717	KRW	266,038,998	JPMorgan Chase Bank N.A.	04/18/19	1,498
ARS	3,860,561	USD	92,858	JPMorgan Chase Bank N.A.	04/22/19	(6,132)
ARS	2,603,513	USD	62,062	JPMorgan Chase Bank N.A.	04/22/19	(3,575)
USD	155,447	IDR	2,202,294,239	JPMorgan Chase Bank N.A.	04/25/19	1,410
IDR	4,423,118,853	USD	308,554	JPMorgan Chase Bank N.A.	04/25/19	817
ARS	2,754,360	USD	63,000	JPMorgan Chase Bank N.A.	04/26/19	(1,453)
USD	424,872	KRW	483,593,969	JPMorgan Chase Bank N.A.	04/30/19	(671)
USD	151,987	KRW	172,330,211	JPMorgan Chase Bank N.A.	04/30/19	343
ARS	3,705,479	USD	78,224	JPMorgan Chase Bank N.A.	06/04/19	390
EUR	303,000	USD	344,272	JPMorgan Chase Bank N.A.	06/19/19	(2,099)
USD	106,058	MXN	2,087,376	JPMorgan Chase Bank N.A.	06/19/19	(128)
EUR	279,868	USD	316,456	JPMorgan Chase Bank N.A.	06/19/19	(406)
EUR	137,030	USD	157,752	JPMorgan Chase Bank N.A.	06/19/19	(3,007)
GBP	51,346	EUR	60,046	JPMorgan Chase Bank N.A.	06/19/19	(668)
USD	156,025	NOK	1,334,815	JPMorgan Chase Bank N.A.	06/19/19	790
GBP	117,000	USD	156,089	JPMorgan Chase Bank N.A.	06/19/19	(3,100)
GBP	60,825	USD	80,745	JPMorgan Chase Bank N.A.	06/19/19	(1,210)
EUR	83,664	JPY	10,460,361	JPMorgan Chase Bank N.A.	06/19/19	(487)
PLN	590,530	EUR	137,073	JPMorgan Chase Bank N.A.	06/19/19	(601)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
NZD	208,961	EUR	125,557	JPMorgan Chase Bank N.A.	06/19/19	$731
USD	94,441	CAD	126,182	JPMorgan Chase Bank N.A.	06/19/19	(168)
CHF	87,251	USD	88,007	JPMorgan Chase Bank N.A.	06/19/19	278
EUR	138,075	NOK	1,347,183	JPMorgan Chase Bank N.A.	06/19/19	(748)
USD	113,246	AUD	158,737	JPMorgan Chase Bank N.A.	06/19/19	369
NZD	771,105	USD	528,321	JPMorgan Chase Bank N.A.	06/19/19	(2,398)
AUD	220,972	USD	157,819	JPMorgan Chase Bank N.A.	06/19/19	(687)
ZAR	4,638,737	USD	318,080	JPMorgan Chase Bank N.A.	06/19/19	374
MXN	3,841,661	USD	200,292	JPMorgan Chase Bank N.A.	06/19/19	(4,864)
USD	169,100	MXN	3,303,260	JPMorgan Chase Bank N.A.	06/19/19	(953)
USD	145,137	CAD	194,526	JPMorgan Chase Bank N.A.	06/19/19	(1,257)
AUD	96,654	USD	68,380	JPMorgan Chase Bank N.A.	06/19/19	351
JPY	7,625,031	USD	68,998	JPMorgan Chase Bank N.A.	06/19/19	227
BRL	571,883	USD	149,803	Morgan Stanley & Co. International PLC	04/02/19	(3,742)
USD	155,091	BRL	578,404	Morgan Stanley & Co. International PLC	04/02/19	7,364
BRL	772,925	USD	203,882	Morgan Stanley & Co. International PLC	04/02/19	(6,473)
BRL	3,198,942	USD	853,894	Morgan Stanley & Co. International PLC	04/02/19	(36,868)
INR	21,732,101	USD	310,031	Morgan Stanley & Co. International PLC	04/02/19	3,676
USD	314,941	INR	21,732,101	Morgan Stanley & Co. International PLC	04/02/19	1,233
USD	156,018	BRL	596,472	Morgan Stanley & Co. International PLC	04/02/19	3,676
USD	156,013	BRL	589,497	Morgan Stanley & Co. International PLC	04/02/19	5,453
INR	21,909,661	USD	309,907	Morgan Stanley & Co. International PLC	04/02/19	6,364
USD	135,209	BRL	520,436	Morgan Stanley & Co. International PLC	04/02/19	2,287
USD	317,514	INR	21,909,661	Morgan Stanley & Co. International PLC	04/02/19	1,243
BRL	580,845	USD	154,989	Morgan Stanley & Co. International PLC	04/02/19	(6,638)
BRL	606,751	USD	156,118	Morgan Stanley & Co. International PLC	04/02/19	(1,150)
USD	66,476	BRL	249,591	Morgan Stanley & Co. International PLC	04/02/19	2,729
BRL	583,019	USD	155,091	Morgan Stanley & Co. International PLC	04/02/19	(6,185)
CLP	89,868,653	USD	138,453	Morgan Stanley & Co. International PLC	04/04/19	(6,391)
TWD	2,991,446	USD	97,324	Morgan Stanley & Co. International PLC	04/08/19	(272)
TWD	6,366,264	USD	207,100	Morgan Stanley & Co. International PLC	04/11/19	(566)
USD	536,982	PHP	28,107,247	Morgan Stanley & Co. International PLC	04/12/19	2,856
USD	142,937	RUB	9,498,194	Morgan Stanley & Co. International PLC	04/15/19	(1,509)
KRW	73,348,394	USD	65,158	Morgan Stanley & Co. International PLC	04/18/19	(582)
KRW	358,115,637	USD	314,995	Morgan Stanley & Co. International PLC	04/18/19	289
USD	188,970	BRL	739,889	Morgan Stanley & Co. International PLC	05/03/19	376
USD	237,936	HUF	65,670,248	Morgan Stanley & Co. International PLC	06/19/19	7,266
TRY	1,847,424	USD	321,761	Morgan Stanley & Co. International PLC	06/19/19	(13,182)
USD	156,109	MXN	3,031,413	Morgan Stanley & Co. International PLC	06/19/19	1,899
CNH	8,901,730	USD	1,322,340	Morgan Stanley & Co. International PLC	06/19/19	1,447
NZD	227,826	USD	156,685	RBC Europe Limited	06/19/19	(1,299)
USD	157,025	CAD	210,007	RBC Europe Limited	06/19/19	(434)
CZK	7,086,913	EUR	275,086	RBC Europe Limited	06/19/19	(1,994)
EUR	55,000	USD	62,696	RBC Europe Limited	06/19/19	(585)
SGD	2,353,678	USD	1,735,614	RBC Europe Limited	06/19/19	3,685
USD	3,049,822	GBP	2,365,281	State Street Bank and Trust Co.	04/12/19	(32,408)
USD	342,896	RON	1,447,194	State Street Bank and Trust Co.	06/19/19	3,813
USD	1,465,619	GBP	1,095,606	State Street Bank and Trust Co.	06/19/19	33,012
SEK	3,566,866	EUR	336,999	State Street Bank and Trust Co.	06/19/19	5,365
NOK	449,130	EUR	46,218	State Street Bank and Trust Co.	06/19/19	40
USD	80,490	NOK	676,245	State Street Bank and Trust Co.	06/19/19	1,844
GBP	118,913	EUR	138,037	State Street Bank and Trust Co.	06/19/19	(392)
USD	107,754	JPY	11,817,599	State Street Bank and Trust Co.	06/19/19	465
HUF	31,932,177	PLN	431,512	State Street Bank and Trust Co.	06/19/19	(509)
TRY	626,775	USD	105,323	State Street Bank and Trust Co.	06/19/19	(631)
EUR	70,875	USD	81,027	State Street Bank and Trust Co.	06/19/19	(989)
JPY	34,612,910	USD	314,901	State Street Bank and Trust Co.	06/19/19	(660)
EUR	76,376	NOK	743,147	State Street Bank and Trust Co.	06/19/19	(176)
USD	118,068	MXN	2,279,066	State Street Bank and Trust Co.	06/19/19	2,130
EUR	137,142	NOK	1,334,145	State Street Bank and Trust Co.	06/19/19	(285)
EUR	268,452	GBP	232,450	State Street Bank and Trust Co.	06/19/19	(3,112)
NZD	154,033	USD	105,441	State Street Bank and Trust Co.	06/19/19	(384)
USD	223,674	NZD	328,092	State Street Bank and Trust Co.	06/19/19	(97)
CHF	130,867	USD	131,991	State Street Bank and Trust Co.	06/19/19	425
CZK	1,387,712	EUR	53,525	State Street Bank and Trust Co.	06/19/19	94
USD	124,550	ZAR	1,800,108	State Street Bank and Trust Co.	06/19/19	971
NOK	1,366,605	EUR	139,933	UBS AG	06/19/19	908

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
USD	558,657	CHF	555,830	UBS AG	06/19/19	$(3,757)
USD	234,631	CNH	1,576,799	UBS AG	06/19/19	144
USD	149,681	NOK	1,285,045	UBS AG	06/19/19	234
ZAR	2,267,140	USD	155,964	UBS AG	06/19/19	(323)
EUR	280,000	NOK	2,720,106	UBS AG	06/19/19	(1,832)
NOK	761,383	USD	88,444	UBS AG	06/19/19	102
USD	625,846	JPY	68,396,541	UBS AG	06/19/19	4,893
EUR	136,984	SEK	1,438,884	UBS AG	06/19/19	(992)
USD	163,644	EUR	144,447	UBS AG	06/19/19	522
EUR	136,994	SEK	1,439,297	UBS AG	06/19/19	(1,026)
ZAR	2,264,792	USD	155,929	UBS AG	06/19/19	(449)
HUF	30,507,403	EUR	95,319	UBS AG	06/19/19	(484)
EUR	62,108	SEK	653,602	UBS AG	06/19/19	(582)
USD	1,227,327	EUR	1,070,122	Westpac Banking Corp.	04/26/19	24,482
USD	288,211	EUR	251,295	Westpac Banking Corp.	04/26/19	5,749
EUR	138,814	AUD	220,775	Westpac Banking Corp.	06/19/19	(231)
						$28,302

At March 31, 2019, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	13	06/17/19	$1,278,968	$11,032
Australia 3-Year Bond	19	06/17/19	1,533,142	3,221
Euro-Bund	7	06/06/19	1,306,149	28,263
U.S. Treasury 10-Year Note	141	06/19/19	17,514,844	194,357
U.S. Treasury 2-Year Note	73	06/28/19	15,555,844	41,047
U.S. Treasury 5-Year Note	98	06/28/19	11,351,156	54,393
U.S. Treasury Long Bond	35	06/19/19	5,237,969	98,114
U.S. Treasury Ultra 10-Year Note	1	06/19/19	132,781	2,463
U.S. Treasury Ultra Long Bond	91	06/19/19	15,288,000	564,031
			$69,198,853	$996,921
Short Contracts:
90-Day Eurodollar	(1)	06/17/19	(243,637)	(823)
90-Day Eurodollar	(13)	09/16/19	(3,170,050)	(11,080)
90-Day Eurodollar	(143)	12/16/19	(34,881,275)	(123,232)
Canada 10-Year Bond	(14)	06/19/19	(1,456,624)	(30,884)
Euro-Bobl 5-Year	(9)	06/06/19	(1,344,155)	76
Euro-OAT	(7)	06/06/19	(1,277,332)	(34,910)
Long Gilt	(5)	06/26/19	(842,494)	(16,013)
			$(43,215,567)	$(216,866)

At March 31, 2019, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Index, Series 31, Version 1	Buy	(1.000)	06/20/24	EUR	8,565,000	$(173,431)	$(10,104)
						$(173,431)	$(10,104)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 32, Version 1	Sell	1.000	06/20/24	USD	7,125,000	126,519	17,658
						126,519	$17,658

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Implied Credit Spread at 03/31/19 (%) (7)		Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
The Boeing Company 8.750%, due 8/15/2021	Sell	1.000	06/20/24	0.499	USD	200,000	$4,892	$330
							4,892	$330

At March 31, 2019, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	$(910)	$115	$(1,025)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	2,830,000	(51,513)	11,570	(63,083)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	40,000	(728)	30	(758)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	90,000	(1,869)	(183)	(1,686)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	(7,475)	(779)	(6,696)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	100,000	(2,076)	(38)	(2,038)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	250,000	(4,551)	249	(4,800)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,680,000	(30,580)	4,264	(34,844)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	310,000	(5,643)	714	(6,357)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,080,000	(19,658)	4,977	(24,635)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	80,000	(1,456)	135	(1,591)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	10,000	(182)	(1)	(181)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	160,000	(2,912)	168	(3,080)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	(7,475)	728	(8,203)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(2,002)	254	(2,256)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(910)	50	(960)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	20,000	$(364)	$38	$(402)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(2,002)	179	(2,181)
							$(142,306)	$22,470	$(164,776)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.
(7)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At March 31, 2019, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month AUD-BBSW	Semi-Annual	2.500%	Semi-Annual	06/19/24	AUD	6,340,000	$170,308	$(469)
Pay	1-month Brazilian Interbank Deposit Average	Monthly	7.900	Monthly	01/02/23	BRL	3,875,000	(4,983)	(6,124)
Pay	6-month CHF-LIBOR	Semi-Annual	1.050	Annual	08/07/28	CHF	3,000,000	109,139	113,014
Pay	6-month EUR-EURIBOR	Semi-Annual	0.250	Annual	06/19/23	EUR	5,260,000	69,383	33,443
Pay	6-month EUR-EURIBOR	Semi-Annual	0.500	Annual	06/19/24	EUR	13,690,000	353,923	124,603
Pay	6-month EUR-EURIBOR	Semi-Annual	1.450	Annual	01/15/29	EUR	2,720,000	82,811	54,279
Pay	6-month EUR-EURIBOR	Semi-Annual	1.200	Annual	02/12/29	EUR	3,900,000	61,356	53,154
Pay	6-month EUR-EURIBOR	Semi-Annual	1.200	Annual	02/21/29	EUR	1,440,000	22,272	22,217
Pay	6-month EUR-EURIBOR	Semi-Annual	1.000	Annual	06/19/29	EUR	810,000	44,679	19,918
Pay	6-month JPY-LIBOR	Semi-Annual	0.500	Semi-Annual	03/22/28	JPY	340,850,000	56,148	4,458
Pay	3-month NZD-BBR-FRA	Quarterly	1.750	Semi-Annual	06/19/21	NZD	25,640,000	52,143	81,662
Pay	3-month USD-LIBOR	Quarterly	2.800	Semi-Annual	02/12/29	USD	4,100,000	44,886	45,628
Pay	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	03/29/29	USD	3,680,000	(8,170)	(8,397)
Pay	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	06/19/29	USD	6,400,000	116,291	84,396
Pay	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	06/20/39	USD	2,640,000	43,740	39,607
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	06/15/49	USD	1,920,000	12,702	20,901
Receive	6-month AUD-BBSW	Semi-Annual	3.000	Semi-Annual	06/19/29	AUD	2,440,000	(45,260)	(25,979)
Receive	1-month Brazilian Interbank Deposit Average	Monthly	7.250	Monthly	01/02/20	BRL	2,874	(6)	(5)
Receive	3-month CAD-CDOR	Semi-Annual	2.500	Semi-Annual	06/19/21	CAD	5,240,000	(45,798)	(5,262)
Receive	3-month CAD-CDOR	Semi-Annual	2.500	Semi-Annual	06/19/24	CAD	2,820,000	(58,907)	9,760
Receive	3-month CAD-CDOR	Semi-Annual	3.000	Semi-Annual	06/19/29	CAD	1,170,000	(26,939)	(5,881)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month CHF-LIBOR	Semi-Annual	1.000%	Annual	06/19/29	CHF	780,000	$(20,371)	$(6,183)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.250	Annual	12/19/28	EUR	170,000	(14,864)	(7,896)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.000	Annual	03/29/29	EUR	3,620,000	(12,289)	5,743
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	06/19/29	EUR	4,660,000	(135,372)	(74,417)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.750	Annual	06/20/39	EUR	650,000	(12,941)	(4,141)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	1.100	Annual	08/01/23	GBP	440,000	(9,120)	(4,977)
Receive	6-month GBP-LIBOR	Semi-Annual	1.900	Semi-Annual	08/03/28	GBP	1,880,000	(65,429)	(63,571)
Receive	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	02/12/29	GBP	5,920,000	(50,997)	(62,515)
Receive	6-month JPY-LIBOR	Semi-Annual	0.350	Semi-Annual	01/16/29	JPY	652,490,000	(42,683)	(28,754)
Receive	6-month JPY-LIBOR	Semi-Annual	1.000	Semi-Annual	06/15/49	JPY	90,110,000	(14,332)	(14,936)
Receive	28-day MXN TIIE-BANXICO	Monthly	8.360	Monthly	03/18/20	MXN	147,300,000	(1,918)	633
Receive	6-month NOK-NIBOR	Semi-Annual	2.300	Annual	02/21/29	NOK	15,590,000	(13,163)	(13,914)
Receive	3-month NZD-BBR-FRA	Quarterly	3.250	Semi-Annual	06/19/29	NZD	1,520,000	(27,516)	(16,858)
Receive	3-month SEK-STIBOR	Quarterly	0.500	Annual	06/19/23	SEK	46,860,000	(38,500)	(19,281)
Receive	3-month SEK-STIBOR	Quarterly	0.500	Annual	06/19/24	SEK	114,040,000	(56,248)	(75,372)
Receive	3-month SEK-STIBOR	Quarterly	1.000	Annual	06/19/29	SEK	11,320,000	(14,800)	(21,411)
Receive	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	06/19/21	USD	11,500,000	(147,701)	(50,334)
Receive	3-month USD-LIBOR	Quarterly	2.218	Semi-Annual	08/31/23	USD	2,620,000	5,058	5,262
Receive	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	06/19/24	USD	2,110,000	(71,778)	8,337
								$304,754	$210,338

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at March 31, 2019:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(2,000,000)	Fannie Mae, 4.000%, due 02/25/39	05/13/19	$(2,055,781)
(1,000,000)	Ginnie Mae, 4.000%, due 11/20/41	05/21/19	(1,032,031)
(1,000,000)	Ginnie Mae, 4.000%, due 04/1/44	04/17/19	(1,032,930)
	Total Sales Commitments Proceeds receivable $(4,094,531)		$(4,120,742)

Currency Abbreviations
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $200,515,266.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,724,863
Gross Unrealized Depreciation	(2,356,493)

Net Unrealized Appreciation	$2,368,370